LONG-TERM LOAN PAYABLE	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM LOAN PAYABLE

14. LONG-TERM LOAN PAYABLE

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Current portion of long-term loan payable	$488,581	$479,498

On June 16, 2023, the Company entered into a two-year pledged long-term loan payable of RMB7.0 million ($965,344), with a third party lender, payable in monthly installments of RMB291,666 ($40,227), bearing interest at 6.8% per annum, with carrying value of machinery equipment of $932,900 pledged. The agreement was extended to September 15, 2025.

14. LONG-TERM LOAN PAYABLE

	As of December 31, 2024	As of December 31, 2023
Current portion of long-term loan payable	$479,498	$492,965
Long-term portion of long-term loan payable	-	246,482
Total loan payable with pledged assets	$479,498	$739,447

On June 16, 2023, the Company entered into a two-year pledged long-term loan payable of RMB7.0 million ($965,344), with a third party lender, payable in monthly installments of RMB291,666 ($40,227), bearing interest at 6.8 % per annum, with carrying value of machinery equipment of $1,822,429 and $1,873,612 pledged. Due to the delay in repaying the principal and interest of $239,749.02 and $14,265 respectively, the Company recorded penalty interests of RMB 57,353 ($7,857) during the year ended December 31, 2024.